Stradley Ronon Stevens & Young, LLP 2000 K Street, NW, Suite 700 Washington, DC 20006 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

October 22, 2019

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds

Rule 485(a)

Ladies and Gentlemen:

Attached for filing, pursuant to the Securities Act of 1933, as amended, (the “1933 Act”), submitted electronically via EDGAR, is Post-Effective Amendment Nos. 257/259 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The purpose of this Amendment is to register Class A, Class R, Class R6, and Institutional Service Class shares of beneficial interest, without par value, of the Nationwide Destination 2065 Fund (the “Fund”), a series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Fund.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number, or in my absence, to Peter Hong, Esq. at (202) 419-8429.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

cc: Allan J. Oster, Esquire

A Pennsylvania Limited Liability Partnership